NOTES PAYABLE (Details 1) - USD ($)	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Convertible notes payable	$ 75,000	$ 195,000	$ 195,000
Convertible Notes [Member]
Convertible notes payable	50,000	50,000	50,000
Convertible Notes Payable One [Member]
Convertible notes payable	25,000	25,000	25,000
Convertible Notes Payable Two Member [Member]
Convertible notes payable		$ 120,000	$ 120,000